Post-employment Benefits - Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 yr
Disclosure of defined benefit plans [line items]
Increase in probabilities of survival	10.00%
Turnover	Exp.Itaú 2008/2010
Men [Member]
Disclosure of defined benefit plans [line items]
Life expectancy in years	27
Women [Member]
Disclosure of defined benefit plans [line items]
Life expectancy in years	31
ITAU UNIBANCO HOLDING [Member]
Disclosure of defined benefit plans [line items]
Turnover	The turnover assumption is based on the effective experience of active participants linked to ITAÚ UNIBANCO HOLDING, resulting in the average of 2.4 % p.a. based on the 2008/2010 experience.